Provision for de-characterization of dam structures and asset retirement obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provision For De-characterization Of Dam Structures And Asset Retirement Obligations
De-characterization of upstream geotechnical structures	$ (185)	$ (206)	$ 153
Obligation for asset decommissioning	173	(16)	5
Environmental obligations	25	50	71
Total	$ 13	$ (172)	$ 229